Related Party and Party-in-Interest Transactions (Details) - EBP 030 - Dover Stock Fund - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment held (in shares)	2,070	2,119
Dividends received	$ 4,331